October 7, 2020

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: The Registration Statement filed on Form N-14 for World Funds Trust

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the Mission-Auour Risk-Managed Global Equity Fund with and into the Union Street Partners Value Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com